BUSINESS ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2021
Optilan Holdco [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

Fair Value
Cash	$736,177
Accounts receivable	4,619,381
Inventory	2,040,887
Unbilled revenue	540,321
Property & equipment	1,393,274
Right of use	1,385,825
Goodwill	12,181,350
Total assets	22,891,215
Accounts payable	11,622,018
Contract deposits	3,168,493
Contract liabilities, current	4,139,193
Lease liabilities, current	141,730
Other current liabilities	2,496,725
Lease liabilities, noncurrent	628,529
Total purchase consideration	$694,527

Wildlife Specialists [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

WILDLIFE SPECIALISTS	Fair Value
Cash	$33,910
Accounts receivable	161,866
Other current assets	600
Property & equipment	99,490
Goodwill	1,191,085
Total assets	1,486,951
Accounts payable	151,888
Other current liabilities	241,763
Total purchase consideration	$1,478,000

Remote Intelligence [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

REMOTE INTELLIGENCE	Fair Value
Cash	$6,158
Accounts receivable	24,036
Property & equipment	111,636
Goodwill	1,729,800
Total assets	1,871,630
Accounts payable	141,859
Other long term liabilities	251,771
Total purchase consideration	$1,478,000

T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets and liabilities in acquisition

Fair Value
Accounts receivable	$3,400
Property & equipment	91,051
Goodwill	355,549
Total assets	450,000
Total purchase consideration	$450,000